Vessels, net, Right of Use Assets under Finance Leases (Details) $ in Thousands		6 Months Ended
	Mar. 21, 2025 USD ($) Payment t $ / d	Jun. 30, 2026 USD ($)
Vessels, net [Abstract]
Bareboat hire rate per day | $ / d	7.5
M/V Charlie [Member]
Vessels, net [Abstract]
Year built		2020
Dwt | t	63,668
Number of advance payments | Payment	2
Advance to be paid upon signing of purchase agreement	$ 2,750
Advance to be paid upon delivery of vessel	2,750
Purchase price of vessel	$ 18,000
Vessels [Member]
Vessels, net [Abstract]
Right of use asset under finance lease		$ 28,100